Dividends	12 Months Ended
Sep. 30, 2024
Other Liabilities Disclosure [Abstract]
Dividends

Note 20 — Dividends

The Company’s Board of Directors declared the following dividends during the fiscal years ended September 30, 2024, 2023 and 2022:

Declaration Date	Dividends Per Ordinary Share	Record Date	Total Amount	Payment Date
August 7, 2024	$0.479	September 30, 2024	$54,081	October 25, 2024
May 8, 2024	$0.479	June 28, 2024	$54,703	July 26, 2024
February 6, 2024	$0.479	March 29, 2024	$55,528	April 26, 2024
November 7, 2023	$0.435	December 29, 2023	$50,683	January 26, 2024
August 2, 2023	$0.435	September 29, 2023	$51,053	October 27, 2023
May 10, 2023	$0.435	June 30, 2023	$51,781	July 28, 2023
January 31, 2023	$0.435	March 31, 2023	$52,309	April 28, 2023
November 8, 2022	$0.395	December 30, 2022	$47,635	January 27, 2023
August 3, 2022	$0.395	September 30, 2022	$47,735	October 28, 2022
May 11, 2022	$0.395	June 30, 2022	$48,180	July 29, 2022
February 1, 2022	$0.395	March 31, 2022	$48,527	April 29, 2022
November 2, 2021	$0.360	December 31, 2021	$44,410	January 28, 2022

The amounts payable as a result of the August 7, 2024, August 2, 2023 and August 3, 2022 declarations were included in accrued expenses and other current liabilities as of September 30, 2024, 2023 and 2022, respectively.

On November 12, 2024, the Company’s Board of Directors approved quarterly dividend payment of $0.479 per share, and set December 31, 2024 as the record date for determining the shareholders entitled to receive the dividend, which is payable on January 31, 2025.

On November 12, 2024, the Company’s Board of Directors also approved, subject to shareholder approval at the January 31, 2025 annual general meeting of shareholders, an increase in the quarterly cash dividend to $0.527 per share, anticipated to be paid in April, 2025.